Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2023
Document Effective Date	Dec. 18, 2023
Prospectus Date	Dec. 18, 2023
Bancreek U.S. Large Cap ETF | Bancreek U.S. Large Cap ETF
Prospectus:
Trading Symbol	BCUS